Revisions to Prior Period Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance sheet data
Accounts receivable	$ 27,581	$ 28,811				$ 33,255				$ 28,811	$ 33,255
Other current assets	7,568	9,300				9,714				9,300	9,714
Total current assets	48,495	49,652				81,856				49,652	81,856
Property and equipment	66,998	68,381				80,488				68,381	80,488
Total assets	223,265	226,411				276,588				226,411	276,588
Deferred revenues	10,567	10,567				11,055				10,567	11,055
Accrued expenses and other current liabilities	20,821	20,361				29,631				20,361	29,631
Total current liabilities	45,757	45,999				376,515				45,999	376,515
Deferred rent payable	4,832	4,822				4,527				4,822	4,527
Total liabilities	208,939	209,718				390,765				209,718	390,765
Accumulated deficit	(292,566)	(290,199)				(254,926)				(290,199)	(254,926)		(223,843)
Total liabilities and equity	223,265	226,411				276,588				226,411	276,588
Statement of operations data
Revenues	(80,801)	(82,847)	(82,657)	(86,874)	(88,529)	(90,713)	(93,495)	(95,379)	(98,402)	(340,907)	(377,989)	(407,740)
Cost of revenues	38,177				42,764					164,232	178,292	193,842
Selling, general and administrative	31,200				31,525					130,777	132,997	149,245
Depreciation and amortization	8,352				9,286					36,382	39,508	43,938
Total operating expenses	77,729				83,575					331,391	350,797	387,025
Income from operations	3,072	4,105	(1,466)	1,923	4,954	5,551	5,780	7,639	8,221	9,516	27,192	20,715
Loss before provision for income taxes	(2,006)				(4,725)					(34,049)	(10,857)	(17,591)
Net loss	(2,367)	(9,526)	(12,703)	(8,071)	(4,973)	(4,052)	(4,208)	(2,096)	(1,848)	(35,273)	(12,204)	(18,879)
Statement of cash flows data
Cash provided by operating activities	8,258				(5,743)					12,760	27,907	30,369
Cash used in investing activities	(6,046)				(5,869)					(6,631)	(29,800)	(20,886)
Stockholders’ equity data
Accumulated deficit	(292,566)	(290,199)				(254,926)				(290,199)	(254,926)		(223,843)
Total stockholders’ equity (deficit)	14,326	16,693				(114,177)				16,693	(114,177)		(83,153)
As Previously Reported [Member]
Balance sheet data
Accounts receivable						33,132					33,132
Other current assets						9,877					9,877
Total current assets						81,896					81,896
Property and equipment						80,593					80,593
Total assets						276,733					276,733
Deferred revenues						8,045					8,045
Accrued expenses and other current liabilities						29,055					29,055
Total current liabilities						372,929					372,929
Deferred rent payable						3,775					3,775
Total liabilities						386,427					386,427
Accumulated deficit						(250,443)					(250,443)		(219,836)
Total liabilities and equity						276,733					276,733
Statement of operations data
Revenues			(82,587)	(86,899)	(88,548)	(90,754)	(93,444)	(95,537)	(98,419)		(378,154)	(407,704)
Cost of revenues											178,500	193,860
Selling, general and administrative											132,460	148,917
Depreciation and amortization											39,653	44,085
Total operating expenses											350,613	386,862
Income from operations			(1,639)	1,557	4,582	5,511	6,290	7,709	8,031		27,541	20,842
Loss before provision for income taxes											(10,508)	(17,464)
Net loss			(12,876)	(8,437)	(5,345)	(4,093)	(3,699)	(2,026)	(2,038)		(11,855)	(18,752)
Statement of cash flows data
Cash provided by operating activities											27,751
Cash used in investing activities											(29,644)
Stockholders’ equity data
Accumulated deficit						(250,443)					(250,443)		(219,836)
Total stockholders’ equity (deficit)													(79,146)
Correction [Member]
Balance sheet data
Accounts receivable						123					123
Other current assets						(163)					(163)
Total current assets						(40)					(40)
Property and equipment						(105)					(105)
Total assets						(145)					(145)
Deferred revenues						3,010					3,010
Accrued expenses and other current liabilities						576					576
Total current liabilities						3,586					3,586
Deferred rent payable						752					752
Total liabilities						4,338					4,338
Accumulated deficit						(4,483)					(4,483)		(4,007)
Total liabilities and equity						(145)					(145)
Statement of operations data
Revenues					(19)						165	(36)
Cost of revenues					288						(208)	(18)
Selling, general and administrative					88						537	328
Depreciation and amortization					16						(145)	(147)
Total operating expenses											184	163
Income from operations											(349)	(127)
Loss before provision for income taxes											(349)	(127)
Net loss											(349)	(127)
Statement of cash flows data
Cash provided by operating activities											156
Cash used in investing activities											(156)
Stockholders’ equity data
Accumulated deficit						(4,483)					(4,483)		(4,007)
Total stockholders’ equity (deficit)													$ (4,007)